Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of other information related to leases
Year Ended December 31, 2019
Lease Cost
Operating lease cost (included in general and administration in the Company's consolidated statement of operations)	$66,875

Other Information
Cash paid for amounts included in the measurement of lease liabilities for the year ended December 31, 2019	$57,712
Remaining lease term – operating leases (in years)	2.0
Average discount rate – operating leases	8%
The supplemental balance sheet information related to leases for the period is as follows:
Operating leases
Right-of-use assets	$121,777
Total operating lease assets	$121,777
Short-term operating lease liabilities	$58,630
Long-term operating lease liabilities	$63,147
Total operating lease liabilities	$121,777

Maturities of the Company's lease liabilities are as follows:

Schedule of minimum lease payments under this operating lease
Operating
Years ending December 31,	Lease
2020	$66,362
2021	66,362
Total lease payments	132,723
Less: Imputed interest/present value discount	(10,947)
Present value of lease liabilities	$121,777